Shareholders' Deficit (Details) $ / shares in Units, $ in Thousands	Sep. 30, 2021 £ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares		£ 0.01
Unpaid | $					$ 1,004
Ordinary shares issued		11,380,421	11,380,421		11,324,677
Ordinary shares outstanding		11,380,421	11,380,421		11,324,677
Common Shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares	£ 0.01	£ 0.01		£ 0.01
Ordinary shares issued		6,083,872	6,083,872		6,028,128
Ordinary shares outstanding	6,232,305	6,083,872	6,083,872		6,028,128
B Ordinary Shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares	£ 0.01	£ 0.01		0.01
Unpaid | $					$ 1,000
Ordinary shares issued	5,476,837	5,296,549	5,296,549		5,296,549
Ordinary shares outstanding	5,476,837	5,296,549	5,296,549		5,296,549
A Ordinary Shares
Class of Stock [Line Items]
Weighted-average exercise price | (per share)			$ 0.20	£ 0.15
Warrants to purchase shares					753,783